NEWBUILDINGS - Additional Information (Details) $ in Thousands, shares in Millions	1 Months Ended																			12 Months Ended
	Oct. 31, 2016 contract	Jun. 30, 2016 USD ($) vessel contract agreement_option	Nov. 30, 2015 USD ($) contract	Sep. 30, 2015 contract	Jul. 31, 2015 contract	Jun. 30, 2015 USD ($) contract	Apr. 30, 2015 contract	Mar. 31, 2015 contract special_purpose_company shares	Jan. 31, 2015 contract	Dec. 31, 2014 USD ($) vessel contract	Sep. 30, 2014 USD ($) vessel contract special_purpose_company shares	Jul. 31, 2014 USD ($) contract	May 31, 2014 USD ($) vessel contract	Apr. 30, 2014 USD ($) vessel special_purpose_company shares	Feb. 28, 2014 contract T	Oct. 31, 2013 contract	Aug. 31, 2013 contract	Apr. 30, 2013 contract	Jan. 31, 2013 contract	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($) vessel contract	Dec. 31, 2014 USD ($) vessel	Mar. 31, 2016 vessel	Jan. 31, 2014 vessel	Dec. 31, 2013 vessel	Dec. 04, 2013 contract	Sep. 09, 2013 contract	Feb. 01, 2013 vessel
Property, Plant and Equipment [Line Items]
Newbuilding contracts | contract															4
Transfer to short term claim receivable | $																					$ 11,532	$ 32,742
Number of newbuild vessels | vessel																				16					62
Drybulk size range | T															180,000
Refund of newbuild instalments paid and interest accrued | $																				$ 43,497	$ 58,793	$ 173,840
VLCC Vessels [Member]
Property, Plant and Equipment [Line Items]
Newbuilding contracts canceled | contract																1	1	1	1
Newbuilding contracts | contract		2				2			2
Number of newbuild vessels | vessel																				3	6
Payments to acquire vessels | $		$ 84,000
Number of Newbuild options | agreement_option		2
Number of newbuilding contracts terminated | contract	4
MR tanker [Member]
Property, Plant and Equipment [Line Items]
Newbuilding contracts canceled | contract						2				1	1	1	1
Newbuilding contracts | contract										6	6	6	6
Transfer to short term claim receivable | $						$ 5,800				$ 5,800	$ 9,100	$ 8,800	$ 9,000
Number of newbuild vessels | vessel																				6								12
Refund of newbuild instalments paid and interest accrued | $										$ 7,500	$ 11,000		$ 10,800
Newbuildings received																								4		0	0
VLGC [Member]
Property, Plant and Equipment [Line Items]
Number of newbuild vessels | vessel																									8
Crude Oil and Petroleum [Member]
Property, Plant and Equipment [Line Items]
Number of newbuild vessels | vessel																									20
Capesize [Member]
Property, Plant and Equipment [Line Items]
Number of newbuild vessels | vessel																									34
LR2 Tanker [Member]
Property, Plant and Equipment [Line Items]
Newbuilding contracts				2	2		2				14
Number of newbuild vessels | vessel										13										7	14	13
Newbuildings received		2				0		0	0		0												4
Suezmax Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of newbuild vessels | vessel										6										6		6
Suzemax Tanker [Member]
Property, Plant and Equipment [Line Items]
Newbuilding contracts | contract											6
Number of newbuild vessels | vessel																				6	8
STX Dalian [Member] | MR tanker [Member]
Property, Plant and Equipment [Line Items]
Newbuilding contracts | contract																					2
Carrying value newbuild vessels | $										$ 11,600
STX Dalian [Member] | Capesize [Member]
Property, Plant and Equipment [Line Items]
Newbuilding contracts | contract																					4
STX Korea [Member] | Capesize [Member]
Property, Plant and Equipment [Line Items]
Newbuilding contracts | contract																					4
Avance Gas [Member] | VLGC [Member]
Property, Plant and Equipment [Line Items]
Number of newbuild vessels | vessel																									8
Golden Ocean Group Limited [Member]
Property, Plant and Equipment [Line Items]
Carrying value newbuild vessels | $																						$ 41,600
Number of SPCs sold | special_purpose_company								12			13			5
Shares received | shares								31.0			31.0			15.5
Number of newbuildings delivered | vessel													2	5
Gain on sale | $														$ 74,800
Golden Ocean Group Limited [Member] | Suzemax Tanker [Member]
Property, Plant and Equipment [Line Items]
Newbuilding contracts | contract			2
Payments to acquire vessels | $			$ 55,700
Golden Ocean [Member]
Property, Plant and Equipment [Line Items]
Other assets, favourable newbuilding contracts | $			$ 16,500